Net debt - Summary by currency, group's net debt, after taking into account relevant cross currency interest rate swaps and foreign exchange contracts (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	$ (13,001)	$ (11,071)
Lease liabilities	(1,351)	(1,200)
Cash and cash equivalents	9,673	6,775	[1]
Other investments	1,277	2,275
Net debt	(4,231)	(4,188)		$ 1,576
Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	(13,000)
Lease liabilities	(1,351)
Derivatives related to net debt	(429)
Cash and cash equivalents	9,672
Other investments	877
Net debt	(4,231)	(4,188)
Foreign exchange risk | US dollar
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	(12,629)
Lease liabilities	(511)
Derivatives related to net debt	(429)
Cash and cash equivalents	8,659
Other investments	877
Net debt	(4,033)	(3,929)
Foreign exchange risk | Australian dollar
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	(200)
Lease liabilities	(433)
Derivatives related to net debt	0
Cash and cash equivalents	447
Other investments	0
Net debt	(186)	(455)
Foreign exchange risk | Canadian dollar
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	(168)
Lease liabilities	(175)
Derivatives related to net debt	0
Cash and cash equivalents	96
Other investments	0
Net debt	(247)	(158)
Foreign exchange risk | South African rand
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	0
Lease liabilities	(2)
Derivatives related to net debt	0
Cash and cash equivalents	132
Other investments	0
Net debt	130	171
Foreign exchange risk | Other
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding overdrafts	(3)
Lease liabilities	(230)
Derivatives related to net debt	0
Cash and cash equivalents	338
Other investments	0
Net debt	$ 105	$ 183

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.